Redeemable Convertible Preferred Stock - Schedule of Authorized, Issued and Outstanding Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)	0	74,907,415	74,907,415
Redeemable convertible preferred stock issued (in shares)	0	74,907,415	74,907,415
Redeemable convertible preferred stock outstanding (in shares)	0	74,907,415	74,907,415	74,907,415
Aggregate Liquidation Preference		$ 670,875	$ 670,875
Net Carrying Value	$ 0	$ 657,687	$ 657,687	$ 657,687
Series A
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)		12,936,594
Redeemable convertible preferred stock issued (in shares)		12,936,594	12,936,594
Redeemable convertible preferred stock outstanding (in shares)			12,936,594
Aggregate Liquidation Preference		$ 5,000	$ 5,000
Net Carrying Value		$ 4,909	$ 4,909
Series B
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)		12,314,006
Redeemable convertible preferred stock issued (in shares)		12,314,006	12,314,006
Redeemable convertible preferred stock outstanding (in shares)			12,314,006
Aggregate Liquidation Preference		$ 6,000	$ 6,000
Net Carrying Value		$ 5,945	$ 5,945
Series C
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)		8,951,868
Redeemable convertible preferred stock issued (in shares)		8,951,868	8,951,868
Redeemable convertible preferred stock outstanding (in shares)			8,951,868
Aggregate Liquidation Preference		$ 24,000	$ 24,000
Net Carrying Value		$ 23,899	$ 23,899
Series D
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)		8,965,178
Redeemable convertible preferred stock issued (in shares)		8,965,178	8,965,178
Redeemable convertible preferred stock outstanding (in shares)			8,965,178
Aggregate Liquidation Preference		$ 40,000	$ 40,000
Net Carrying Value		$ 39,902	$ 39,902
Series E
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)		8,756,093
Redeemable convertible preferred stock issued (in shares)		8,756,093	8,756,093
Redeemable convertible preferred stock outstanding (in shares)			8,756,093
Aggregate Liquidation Preference		$ 65,000	$ 65,000
Net Carrying Value		$ 64,891	$ 64,891
Series F
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)		10,989,008
Redeemable convertible preferred stock issued (in shares)		10,989,008	10,989,008
Redeemable convertible preferred stock outstanding (in shares)			10,989,008
Aggregate Liquidation Preference		$ 160,000	$ 160,000
Net Carrying Value		$ 155,039	$ 155,039
Series F-1
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)		11,994,668
Redeemable convertible preferred stock issued (in shares)		11,994,668	11,994,668
Redeemable convertible preferred stock outstanding (in shares)			11,994,668
Aggregate Liquidation Preference		$ 370,875	$ 370,875
Net Carrying Value		$ 363,102	$ 363,102